Interest, advances, promissory notes payable and loan payable (Details Narrative)				12 Months Ended
	Apr. 16, 2025 USD ($)	Jul. 31, 2023	Jun. 20, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 06, 2022 SGD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Transferred from promissory notes payable to loan payable	$ 1,190,336			$ (1,190,336)
Advances to Affiliate							$ 2,500,000
Interest Expense, Operating and Nonoperating				$ 19,735,503	$ 12,424,430	$ 2,521,543
Loan Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Debt Instrument, Interest Rate During Period	10.00%	15.00%	19.00%